Derivatives and hedging activities (Details) - CHF (SFr) SFr in Billions	3 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair value of derivative instruments
Notional amount	SFr 39,935.8	SFr 51,055.1
Positive replacement value (PRV)	387.6	629.5
Negative replacement value (NRV)	SFr 391.5	632.4
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	6 years
Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	SFr 39,860.0	50,980.3
Positive replacement value (PRV)	385.0	626.9
Negative replacement value (NRV)	390.0	630.7
Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	34,097.8	44,019.6
Positive replacement value (PRV)	268.0	470.3
Negative replacement value (NRV)	258.8	461.5
Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	11,472.2	11,940.2
Positive replacement value (PRV)	4.5	5.3
Negative replacement value (NRV)	4.5	5.6
Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	17,335.4	26,379.0
Positive replacement value (PRV)	216.1	398.6
Negative replacement value (NRV)	208.3	391.9
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	3,069.5	3,582.9
Positive replacement value (PRV)	47.3	66.2
Negative replacement value (NRV)	45.9	63.9
Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	1,854.6	1,528.4
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	366.1	589.1
Positive replacement value (PRV)	0.1	0.2
Negative replacement value (NRV)	0.1	0.1
Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	3,782.8	4,603.4
Positive replacement value (PRV)	63.4	89.5
Negative replacement value (NRV)	76.8	102.3
Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	1,771.6	2,132.9
Positive replacement value (PRV)	17.1	32.2
Negative replacement value (NRV)	18.2	33.4
Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	1,188.0	1,430.9
Positive replacement value (PRV)	32.2	40.0
Negative replacement value (NRV)	43.8	51.0
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	791.2	1,008.4
Positive replacement value (PRV)	14.0	17.2
Negative replacement value (NRV)	14.6	17.7
Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	21.9	23.3
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	10.1	7.9
Positive replacement value (PRV)	0.1	0.1
Negative replacement value (NRV)	0.2	0.2
Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	1,115.0	1,287.5
Positive replacement value (PRV)	21.2	27.0
Negative replacement value (NRV)	20.8	26.2
Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	799.7	947.6
Positive replacement value (PRV)	28.7	30.4
Negative replacement value (NRV)	30.4	31.0
Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	2.5	4.2
Positive replacement value (PRV)	0.2	0.7
Negative replacement value (NRV)	0.0	0.1
Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	221.7	289.3
Positive replacement value (PRV)	5.9	6.2
Negative replacement value (NRV)	7.6	6.7
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	231.4	236.8
Positive replacement value (PRV)	9.9	10.8
Negative replacement value (NRV)	8.9	9.9
Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	48.4	46.4
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	295.7	370.9
Positive replacement value (PRV)	12.7	12.7
Negative replacement value (NRV)	13.9	14.3
Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	64.7	122.2
Positive replacement value (PRV)	3.7	9.7
Negative replacement value (NRV)	3.2	9.7
Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	8.2	17.8
Positive replacement value (PRV)	0.2	0.9
Negative replacement value (NRV)	0.3	0.9
Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	23.6	44.4
Positive replacement value (PRV)	2.8	6.7
Negative replacement value (NRV)	2.3	6.6
Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	18.8	44.6
Positive replacement value (PRV)	0.6	1.7
Negative replacement value (NRV)	0.5	1.8
Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	12.5	13.3
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	1.6	2.1
Positive replacement value (PRV)	0.1	0.4
Negative replacement value (NRV)	0.1	0.4
Designated for hedge accounting
Fair value of derivative instruments
Notional amount	75.8	74.8
Positive replacement value (PRV)	2.6	2.6
Negative replacement value (NRV)	1.5	1.7
Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	53.7	51.1
Positive replacement value (PRV)	2.5	2.6
Negative replacement value (NRV)	1.4	1.3
Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	53.7	51.1
Positive replacement value (PRV)	2.5	2.6
Negative replacement value (NRV)	1.4	1.3
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	22.1	23.7
Positive replacement value (PRV)	0.1	0.0
Negative replacement value (NRV)	0.1	0.4
Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	12.4	14.2
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.1	0.3
Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	9.7	9.5
Positive replacement value (PRV)	0.1	0.0
Negative replacement value (NRV)	0.0	0.1
Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	SFr 0.0	SFr 0.0